PLANT EQUIPMENT AND MINING PROPERTIES (Tables)	6 Months Ended
Jun. 30, 2022
Schedule Of Plant, Equipment And Mining Properties
	Mining properties	Office equipment, furniture, and fixtures	Computer equipment	Mine machinery and transportation equipment	Mill machinery and processing equipment	Buildings and construction in process	Total
	$	$	$	$	$	$	$
COST
Balance at December 31, 2020	13,149	563	347	12,955	17,483	11,263	55,760
Additions / Transfers	(113)	31	(12)	1,285	1,130	508	2,829
Effect of movements in exchange rates	2	1	-	-	-	7	10
Balance at December 31, 2021	13,038	595	335	14,240	18,613	11,778	58,599
Additions / Transfers	335	122	411	1,728	1,903	2,805	7,304
Effect of movements in exchange rates	(5)	(4)	-	-	-	(1)	(10)
Balance at June 30, 2022	13,368	713	746	15,968	20,516	14,582	65,893

ACCUMULATED DEPLETION AND DEPRECIATION
Balance at December 31, 2020	8,643	187	256	4,907	5,297	1,624	20,914
Additions / Transfers	213	107	11	37	1,370	272	2,010
Effect of movements in exchange rates	-	-	-	-	-	-	-
Balance at December 31, 2021	8,856	294	267	4,944	6,667	1,896	22,924
Additions / Transfers	111	89	298	291	642	991	2,422
Effect of movements in exchange rates	-	-	-	-	-	-	-
Balance at June 30, 2022	8,967	383	565	5,235	7,309	2,887	25,346

NET BOOK VALUE
At June 30, 2022	4,401	330	181	10,733	13,207	11,695	40,547
At December 31, 2021	4,182	301	68	9,296	11,946	9,882	35,675
At December 31, 2020	4,506	376	91	8,048	12,186	9,639	34,846